PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

11.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Value-added tax deductible (a)	1,228,162,128	1,705,159,390
Deposit for customer duty, bidding and others	308,375,568	142,442,456
Prepayment for income tax	272,139,601	129,930,632
Receivables related to disposal of Property, plant and equipment (b)	92,734,513	111,803,786
Receivables related to discount from a supplier	36,376,908	110,050,019
Prepayment of electricity and others	202,359,031	91,333,536
Prepaid insurance premium	9,095,273	6,674,545
Employee advances (c)	5,385,718	6,274,473
Rental deposit and prepayment	5,517,324	3,606,294
Receivable of option exercised	9,142,819	1,169,427
Prepaid professional service fee	400,157	306,799
Loan receivable (d)	75,930,094	—
Receivables related to At-The-Market offering (e)	641,065,394	—
Others	143,495,852	131,826,220
Less: Allowance for doubtful accounts	(9,588,242)	(5,521,143)
Total	3,020,592,138	2,435,056,434
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	Represented the receivables related to the disposition of certain equipment for the purpose of upgrading manufacturing facilities.
(c)	As of December 31, 2020 and 2021, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.
(d)	In the year of 2019, Jiangxi Jinko provided one-year intercompany loan of RMB20,000,000 and RMB68,331,364 to Poyang Luohong with the interest rate of 4.35% and 4.35%, respectively. Due to the disposal of Poyang Luohong in 2019 (Note 1), loan receivables including interests with the amount of RMB91,416,575 and RMB75,930,094 were recognized as at December 31, 2019 and 2020. In the year of 2021, the Group collected RMB25.9 million of the loan receivables in cash, and in according to a supplemental agreement entered in 2021, both parties agreed to transfer the remaining balance of RMB50.0 million as deposits for the Group’s product sales to Poyang Luohong which will be collected upon acceptance of the solar project of Poyang Luohong.
(e)	In December 2020, the Company completed to sell 5,976,272 ordinary shares (1,494,068 ADSs) through its at-the-market offering and was entitled to receive proceeds of USD98.25 million after deducting commissions and offering expense. All of the proceeds were received in January 2021.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the year ended December 31, 2021:

For year ended December 31,
2021
RMB
At beginning of year	9,588,242
Impact of adopting ASC Topic 326	—
Addition	4,068,382
Reverse	(8,135,481)
At end of year	5,521,143